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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sherwood Investments Pte Ltd

Address: c/o International Management (Mauritius) Ltd
         Les Cascades, Edith Cavell Street
         Port Louis, Mauritius



Form 13F File Number: 28-14803

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ashraf Ramtoola

Title:   Director

Phone:   +230 212 9800


Signature, Place, and Date of Signing:

                                c/o International
                            Management (Mauritius) Ltd
                                   Les Cascades
                               Edith Cavell Street
  /s/ Ashraf Ramtoola         Port Louis, Mauritius           May 14, 2013
________________________   ____________________________   ___________________

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number  Name
    28-13088              Temasek Holdings (Private) Limited

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